FILM PARTICIPATION FINANCING LIABILITIES	12 Months Ended
Dec. 31, 2011
FILM PARTICIPATION FINANCING LIABILITIES
FILM PARTICIPATION FINANCING LIABILITIES

16. FILM PARTICIPATION FINANCING LIABILITIES

        In the film production financing arrangements, the initial participation amounts provided by the third party investor for a fixed percentage of the film's worldwide net income of the invested film for 10 years from the initial exhibition of the film in the mainland China, and the amounts are reflected as a film participation liability. A film's worldwide net income is defined as the film's distribution revenue, less promotion and print costs, and distribution fees. The difference between the ultimate film participation expenses expected to be paid to participants and the amount provided by participants is amortized as a charge to or a reduction of film participation expense under the individual film-forecast-method.

        The table below summarizes the movement of film participation liabilities:

	2010	2011
Beginning balance as of January 1	9,899,787	16,516,169
Received from participants	10,772,250	3,998,964
Film participation expenses	696,101	321,100
Payments made during the year	(4,545,543)	(5,093,722)
Gain on extinguishment of liability(1)	(488,799)	—
Withholding tax	—	(118,721)
Exchange difference	182,373	600,429

Ending balances as of December 31	16,516,169	16,224,219

(1)
The participation agreement with one of the investors of film Bodyguards and Assassins was terminated in March 2010. As a result of a renegotiation, the Group only needs to repay the principal of $2,709,508 (equivalent RMB18.4 million) in September 2010, and the accrued interest expenses were waived. This was accounted for as an extinguishment of debt and resulted in a gain of US$488,799 for the year ended December 31, 2010.

        Film participation expenses accrued for the years ended December 31, 2009, 2010 and 2011 were $1,244,482, $696,101 and $321,100, respectively.

        Payments made during the year ended December 31, 2010 include film participation expenses of $190,782 and principal of $4,354,761 and payments made during the year ended December 31, 2011 include film participation expenses of $244,399 and principal of $4,849,323. The Group expects to pay $16,224,219 of the film participation financing liabilities during the twelve months after December 31, 2011.